Notes Payable	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable

12.    NOTES PAYABLE

Baidu, Inc.

On November 28, 2012, the Company issued and sold publicly two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million which will mature on November 28, 2017 (the “2017 Notes”), and (ii) an aggregate principal amount of US$750 million which will mature on November 28, 2022 (the “2022 Ten-year Notes”). On August 6, 2013, the Company issued and publicly sold another tranche of unsecured senior notes with an aggregate principal amount of US$1.0 billion which will mature on August 6, 2018 (the “2018 Notes”). On June 9, 2014, the Company issued and publicly sold the fourth tranche of unsecured senior notes with an aggregate principal amount of US$1.0 billion which will mature on June 9, 2019 (the “2019 Notes”). On June 30, 2015, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million which will mature on June 30, 2020 (the “2020 Notes”), and (ii) an aggregate principal amount of US$500 million which will mature on June 30, 2025 (the “2025 Notes”). On July 6, 2017, the Company issued and publicly sold two tranches of unsecured senior notes: (i) an aggregate principal amount of US$900 million which will mature on July 6, 2022 (the “2022 Five-year Notes”), and (ii) an aggregate principal amount of US$600 million which will mature on July 6, 2027 (the “2027 Notes”). The 2017 Notes was fully repaid when it became due.

The 2017 Notes, 2018 Notes, 2019 Notes, 2020 Notes, 2022 Ten-year Notes, 2025 Notes, 2022 Five-year Notes and 2027 Notes are collectively referred to as the “Notes”.

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Ten-year Notes bear interest at the rate of 3.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013. The 2018 Notes bear interest at the rate of 3.25% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on February 6, 2014. The 2019 Notes bear interest at the rate of 2.75% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 9, 2014. The 2020 Notes bear interest at the rate of 3.00% per annum and the 2025 Notes bear interest at the rate of 4.13% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on December 30, 2015. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon. The 2022 Five-year Notes bear interest at the rate of 2.88% per annum and the 2027 Notes bear interest at the rate of 3.63% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on January 6 and July 6 of each year.

The net proceeds from the Notes, which will be used for general corporate purposes, were RMB7.8 billion, nil and RMB10.1 billion (USD1.6 billion) for the years ended December 31, 2015, 2016 and 2017, respectively.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the principal amount plus any unpaid interest. As of December 31, 2017, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. The Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The Notes were issued at a discount amounting to RMB121 million (US$19 million). The issuance costs of RMB172 million (US$26 million) were presented as a direct deduction from the principal amount of the Notes on the consolidated balance sheets. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes. The effective interest rate was 2.36%, 3.39%, 3.00%, 3.13%, 3.59%, 4.22% , 3.08% and 3.73% for the 2017 Notes, the 2018 Notes, the 2019 Notes, the 2020 Notes, the 2022 Ten-year Notes, the 2025 Notes, 2022 Five-year Notes and 2027 Notes, respectively.

Subsidiaries—iQIYI

On January 25, 2017, iQIYI issued US$1.5 billion of convertible notes (the “iQIYI Notes”) in a private placement, among which US$300 million was purchased by the Company and the remaining US$1.2 billion was purchased by external investors. The iQIYI Notes bear interest at a coupon rate of 1.50% per annum with a maturity date of January 25, 2018. The iQIYI Notes can be converted into preferred shares in a qualified financing or at iQIYI’s election. The conversion option does not meet the definition of a derivative under ASC 815. On October 26, 2017, the US$1.5 billion iQIYI Notes and the related accrued interest were converted into 1,014,436,019 iQIYI’s Series G preferred shares.

The principal amount and unamortized discount and debt issuance costs as of December 31, 2016 and 2017 were as follows:

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Principal amount	32,988	35,782	5,500
Unamortized discount and debt issuance costs	(137)	(171)	(27)

	32,851	35,611	5,473

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 11), in the succeeding five years and thereafter:

	RMB	US$
	(In millions)
For the years ending December 31,
2018	6,516	1,002
2019	6,516	1,002
2020	5,154	792
2021	6,506	1,000
2022	10,735	1,650
Thereafter	7,157	1,100